Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Ziv Haft
Auditor Firm ID	1185
Auditor Location	Tel-Aviv, Israel
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Mobilicom Limited (the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of profit and loss and other comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with International Financial Reporting Standards Accounting standards as issued by the International Accounting Standards Board and Interpretations.